Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(5)	Net Income (Loss)
2024	$1,730	$1,502	$479	$386	$19.00	$(10,329)
2023	$976	$340	$429	$312	$2.62	$(21,994)
2022	$1,058	$501	$670	$409	$13.23	$(37,437)

Named Executive Officers, Footnote [Text Block]		For each year shown, the CEO was Rory J. Cutaia. For 2024, the non-CEO NEO was Bill J. Rivard. For 2023, the non-CEO NEOs were Bill J. Rivard and Salman H. Khan. For 2022, the non-CEO NEO was Salman H. Khan.
PEO Total Compensation Amount	[1]	$ 1,730,000	$ 976,000	$ 1,058,000
PEO Actually Paid Compensation Amount	[2]	$ 1,502,000	340,000	501,000
Adjustment To PEO Compensation, Footnote [Text Block]

To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for CEO	Reported Value of Equity Awards for CEO(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to CEO
2024	$1,730	$500	$(167)	$(54)	$-	$(7)	$1,502
2023	$976	$517	$(398)	$(185)	$(26)	$(27)	$340
2022	$1,058	$578	$(431)	$(62)	$56	$(120)	$501

(1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the Summary Compensation Table

Non-PEO NEO Average Total Compensation Amount	[3]	$ 479,000	429,000	670,000
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 386,000	312,000	409,000
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

To calculate the amounts in the “Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average “Total” compensation of our Non-CEO NEOs as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non- CEO NEOs(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value for Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to Non-CEO NEOs
2024	$479	$225	$(75)	$(14)	$-	$(4)	$386
2023	$429	$127	$(76)	$(6)	$(23)	$(12)	$312
2022	$670	$400	$(269)	$-	$8	$-	$409

(1)	Represents the grant date fair value of the equity awards to our Non-CEO NEOs, as reported in the Summary Compensation Table

Total Shareholder Return Amount	[5]	$ 19,000.00	2,620	13,230
Net Income (Loss) Attributable to Parent		$ (10,329,000)	$ (21,994,000)	$ (37,437,000)
PEO Name		Rory J. Cutaia	Rory J. Cutaia	Rory J. Cutaia
PEO [Member] | Reported Value of Equity Awards for CEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 500,000	$ 517,000	$ 578,000
PEO [Member] | Fair Value as of Year End for Unvested Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(167,000)	(398,000)	(431,000)
PEO [Member] | Fair Value Year Over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(54,000)	(185,000)	(62,000)
PEO [Member] | Fair Value of Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(26,000)	56,000
PEO [Member] | Fair Value Increase or Decrease From Prior Year End for Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,000)	(27,000)	(120,000)
Non-PEO NEO [Member] | Fair Value as of Year End for Unvested Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(75,000)	(76,000)	(269,000)
Non-PEO NEO [Member] | Fair Value Year Over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(14,000)	(6,000)
Non-PEO NEO [Member] | Fair Value of Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(23,000)	8,000
Non-PEO NEO [Member] | Fair Value Increase or Decrease From Prior Year End for Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,000)	(12,000)
Non-PEO NEO [Member] | Reported Value of Equity Awards for Non-CEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 225,000	$ 127,000	$ 400,000

[1]	For each year shown, the CEO was Rory J. Cutaia. For 2024, the non-CEO NEO was Bill J. Rivard. For 2023, the non-CEO NEOs were Bill J. Rivard and Salman H. Khan. For 2022, the non-CEO NEO was Salman H. Khan.
[2]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Cutaia during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. See Table below for further information.
[3]	The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO, in the Summary Compensation Table for fiscal years 2024, 2023 and 2022.
[4]	The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our CEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO in the Summary Compensation Table for fiscal years 2024, 2023 and 2022, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year.
[5]	Reflects the cumulative shareholder return over the relevant fiscal year, computed in accordance with SEC rules, assuming an investment of $100 in our common shares at a price per share equal to the closing price of our common stock on the last trading day before the commencement of the applicable fiscal year and the measurement end point of the closing price of our common stock on the last trading day in the applicable fiscal year.